Other Assets (Tables)	12 Months Ended
Dec. 31, 2017
Miscellaneous non-current assets [abstract]
Schedule of other assets	Other assets consist of:

	December 31, 2017	December 31, 2016
Reclamation bonds	$199	$199
Lease receivable	81	91
Other assets	66	89
	$346	$379